Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 9,115
2026	9,451
2027	8,125
2028	5,208
2029	5,588
2030 and beyond	16,208
Total lease payments	53,695
Less: interest	(10,469)
Total lease liability	43,226
Current portion of lease liability	7,653	$ 8,233
Lease Liability related to Director	$ 35,573	$ 16,963